Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 1,097	$ 1,117
Less: allowance for doubtful accounts	(20)	(38)		$ (37)
Less: allowance for sales adjustments	(37)	(41)
Net trade receivables	1,040	1,038
Other receivables	29	19
Trade and other receivables	$ 1,069	$ 1,057	[1]

[1]	Amounts have been reclassified to reflect the current presentation.